Mirae Asset Discovery Funds

(the “Trust”)

Global Emerging Markets Sector Leader Fund

Asia Sector Leader Fund

China Sector Leader Fund

Brazil Sector Leader Fund

Global Emerging Markets Great Consumer Fund

Asia Great Consumer Fund

Supplement dated October 3, 2011 to the Prospectus dated August 29, 2011

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s Prospectus dated August 29, 2011.  This Supplement relates only to the Asia Great Consumer Fund.

Effective October 3, 2011, Rahul Chadha is no longer a portfolio manager of the Asia Great Consumer Fund.   All references to Mr. Chadha as a portfolio manager of the Asia Great Consumer Fund are deleted.

Joohee An will continue to be primarily responsible for the day-to-day management of the Asia Great Consumer Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Global Emerging Markets Sector Leader Fund

Asia Sector Leader Fund

China Sector Leader Fund

Brazil Sector Leader Fund

Global Emerging Markets Great Consumer Fund

Asia Great Consumer Fund

Supplement dated October 3, 2011 to the Statement of Additional Information (“SAI”) dated August 29, 2011

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s SAI dated August 29, 2011.

Effective October 3, 2011, Rahul Chadha is no longer a portfolio manager of the Asia Great Consumer Fund.   All references to Mr. Chadha as a portfolio manager of the Asia Great Consumer Fund are deleted.

Joohee An will continue to be primarily responsible for the day-to-day management of the Asia Great Consumer Fund.

In addition, the first paragraph under the sub-section entitled “Investment Strategies and Risks – Portfolio Turnover” on page 10 of the SAI is deleted in its entirety and replaced with the following:

Each Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other reasons, appears advisable to the Fund’s Investment Manager. In seeking to achieve its investment objective, each Fund may engage in active and frequent trading of portfolio securities. Accordingly, it is impossible to predict portfolio turnover rates.  Therefore, each Fund’s portfolio turnover rate may be significantly higher or lower than what is listed below.   The portfolio turnover rate is calculated by dividing the lesser of a Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the applicable Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE